Deconsolidation (Tables)	6 Months Ended
Jun. 30, 2025
Deconsolidation [Abstract]
Schedule of Net Assets

Net assets of the entities disposed and loss on disposal was as follows as of the year end December 31, 2024:

	RMB	USD
Total current assets	216,613	30,134
Total non-current assets	400,000	55,645
Total assets	616,613	85,779
Total liabilities	1,632,790	227,142
Total net assets	(1,016,177)	(141,363)
Total consideration	10	1
Total loss on disposal	1,416,187	197,010

Net assets of the entities disposed and loss on disposal was as follows as of the six months end June 30, 2025:

	RMB	USD
Total current assets	9,898,358	1,382,723
Total non-current assets	65,294,000	9,121,057
Total assets	75,192,358	10,503,780
Total liabilities	54,136,002	7,562,373
Total net assets	21,056,356	2,941,407
Total dividends paid to holding	30,375,793	4,243,259
Total consideration	2,977,491	415,932
Total gain on disposal	12,296,928	1,717,784